Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2018	Dec 31 2017
Restricted cash	$18,545	$27,863
Restricted cash and cash equivalents for vessels under construction (a)	66,452	—
Chile VAT receivable	22,595	25,456
Investment in Carbon Recycling International	4,620	4,502
Defined benefit pension plans (note 20)	5,150	6,650
Other	18,044	13,555
Total other assets	$135,406	$78,026
Less current portion	(60,931)	—
	$74,475	$78,026